Document and Entity Information	Feb. 01, 2025
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2024
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false